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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Quarter Ended June 30, 2007

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 - 12186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Financial Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, Aug 13, 2007


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  38
Form 13F Information Table Value Total:  $437,885,000


List of Other Included Managers:


NO. 13F File Number		Name

01  28-12261			Lloyd George Management (Europe) Limited
02  28-12490			Lloyd George Investment Management (Bermuda) Limited

FORM 13F INFORMATION TABLE
Quarter ENDED 30 June 2007



     NAME OF ISSUER          TITLE     CUSIP       VALUE   SHARES  SH   PUT  INVSTMT  OTHER      VOTING AUTHORITY
                             OF CLASS              X1000   PRN AMT PRN  CALL DSCRETN MANAGERS SOLE     SHARED    NONE
 -------------------------   --------- ----------  ------- -------- --- ---- ------- -------- ------- -------- -------
 ACORN INTL INC 	     ADR       0048541058     24      1000  SH       DEFINED   02        1000        0       0
 BANCO LATINAMERICANO DE EXP CL E      P169941328   4644    247000  SH       DEFINED   01      247000        0       0
 BUNGE LTD                   ADR       G169621056  24083    285000  SH       DEFINED   01      285000        0       0
 BUNGE LTD                   ADR       G169621056  22739    269100  SH       DEFINED   02      269100        0       0
 CHUNGHUA TELECOM CO LTD     ADR       17133Q2057   4126    218790  SH       DEFINED   01      218790        0       0
 CHUNGHUA TELECOM CO LTD     ADR       17133Q2057   5383    285416  SH       DEFINED   02      285416        0       0
 CTRIP.COM INT'L 	     ADR       22943F1003  15278    194304  SH       DEFINED   02      194304        0       0
 ENERSIS S.A.                ADR       29274F1049  10097    503583  SH       DEFINED   01      503583        0       0
 ENERSIS S.A.                ADR       29274F1049   8109    404451  SH       DEFINED   02      404451        0       0
 FOCUS MEDIA                 ADR       34415V1098  42660    845002  SH       DEFINED   01      596502        0  248500
 FOCUS MEDIA                 ADR       34415V1098  65906   1305464  SH       DEFINED   02      518314        0  787150
 FOCUS MEDIA                 ADR       34415V1098   9102    180300  SH       DEFINED           180300        0       0
 HDFC BANK LTD               ADR       40415F1012   5787     68680  SH       DEFINED   02       68680        0       0
 HOME INNS + HOTELS MGT INC  ADR       43713W1071  25540    792918  SH       DEFINED   02      690745        0  102173
 HOME INNS + HOTELS MGT INC  ADR       43713W1071   3791    117710  SH       DEFINED           117710        0       0
 ICICI BANK LTD              ADR       45104G1040    308      6260  SH       DEFINED   01        6260        0       0
 ICICI BANK LTD              ADR       45104G1040   2425     49340  SH       DEFINED   02       16540        0   32800
 ISHARES TR            MSCI EMERG MKTS 4642872349  38876    295300  SH       DEFINED   02      295300        0       0
 KOOKMIN BANK                ADR       50049M1099   1895     21600  SH       DEFINED   01       21600        0       0
 KOOKMIN BANK                ADR       50049M1099   2316     26400  SH       DEFINED   02       21000        0    5400
 KOREA FUND INC		   COM STOCK   5006341003    746     18850  SH       DEFINED   02       18850        0       0
 MINDRAY MEDICAL INTL LTD    ADR       6026751007    195      6380  SH       DEFINED   02        6380        0       0
 MOBILE TELESYSTEMS          ADR       6074091090  27475    453600  SH       DEFINED   01      453600        0       0
 MOBILE TELESYSTEMS          ADR       6074091090  18710    308900  SH       DEFINED   02      308900        0       0
 NEW ORIENTAL EDUCATION      ADR       6475811070   3997     74400  SH       DEFINED   02       33300        0   41100
 NEW ORIENTAL EDUCATION      ADR       6475811070   5318     99000  SH       DEFINED            99000        0       0
 PETROLEO BRAZILEIRO S.A.    ADR       71654V4086    370      3050  SH       DEFINED   02        3050        0       0
 POSCO                       ADR       6934831099   2280     19000  SH       DEFINED   01       19000        0       0
 POSCO                       ADR       6934831099  10106     84220  SH       DEFINED   02       84220        0       0
 SK TELECOM                  ADR       78440P1084   5046    184500  SH       DEFINED   01      184500        0       0
 SOC QUIMICA Y MINERA CHILE  ADR       8336351056    241      1400  SH       DEFINED   02        1400        0       0
 SUNTECH POWER HOLDINGS LTD  ADR       86800C1045   2270     62230  SH       DEFINED   02       54910        0    7320
 TAIWAN SEMICONDUCTOR        ADR       8740391003   6728    604508  SH       DEFINED   01      604508        0       0
 TAIWAN SEMICONDUCTOR        ADR       8740391003   7860    706215  SH       DEFINED   02      706215        0       0
 TATA MOTORS                 ADR       8765685024    149      9074  SH       DEFINED   02        9074        0       0
 TENARIS S.A.                ADR       88031M1099  31083    634870  SH       DEFINED   01      634870        0       0
 TENARIS S.A.                ADR       88031M1099  21231    433642  SH       DEFINED   02      433642        0       0
 ULTRAPETROL BAHAMAS LTD   COM STOCK   P943981071    991     41800  SH       DEFINED   01       41800        0       0

